UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Fixed Income Securities (90.3%)
Argentina (0.5%)
Sovereign (0.5%)
Republic of Argentina,
2.50%, 12/31/38 (a)(b)(c)	$2,150	$1,248

Brazil (5.4%)
Corporate Bonds (2.8%)
Banco Safra SA,
6.75%, 1/27/21	690	683
6.75%, 1/27/21 (d)	1,360	1,346
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)	1,318	898
Embraer Netherlands Finance BV,
5.05%, 6/15/25	1,275	1,183
Minerva Luxembourg SA,
8.75%, 4/3/19 (d)(e)(f)(g)	1,290	1,148
Odebrecht Offshore Drilling Finance Ltd.,
6.63%, 10/1/23 (d)	617	161
6.75%, 10/1/23 (d)	3,815	1,043
		6,462
Sovereign (2.6%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)	2,750	2,186
5.33%, 2/15/28	1,900	1,511
Brazilian Government International Bond,
5.00%, 1/27/45	2,988	2,248
		5,945
		12,407
Chile (4.1%)
Corporate Bonds (1.1%)
Colbun SA,
4.50%, 7/10/24 (d)	1,372	1,366
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)	1,290	1,220
		2,586
Sovereign (3.0%)
Corporación Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)(g)	1,910	1,624
Empresa Nacional del Petroleo,
4.75%, 12/6/21 (g)	2,605	2,651
5.25%, 8/10/20 (g)	2,600	2,723
		6,998
		9,584
China (3.6%)
Sovereign (3.6%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	7,240	7,554

Three Gorges Finance I Cayman Islands Ltd.,
3.70%, 6/10/25 (d)(g)	780	797
		8,351
Colombia (2.2%)
Corporate Bond (0.2%)
Ecopetrol SA,
5.88%, 5/28/45	576	442

Sovereign (2.0%)
Colombia Government International Bond,
4.38%, 7/12/21 (g)	1,460	1,491
5.00%, 6/15/45	2,400	2,070
11.75%, 2/25/20	815	1,082
		4,643
		5,085
Croatia (1.5%)
Sovereign (1.5%)
Croatia Government International Bond,
5.50%, 4/4/23 (g)	1,670	1,716
6.00%, 1/26/24 (d)	1,690	1,786
		3,502
Dominican Republic (2.0%)
Sovereign (2.0%)
Dominican Republic International Bond,
6.85%, 1/27/45 (d)	4,182	4,046
7.45%, 4/30/44 (d)	666	684
		4,730
Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond,
10.50%, 3/24/20	1,720	1,299

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)	1,020	900

Ethiopia (0.7%)
Sovereign (0.7%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)	1,720	1,580

Gabon (0.4%)
Sovereign (0.4%)
Gabonese Republic,
6.95%, 6/16/25 (d)	1,200	1,013

Honduras (0.5%)
Sovereign (0.5%)
Republic of Honduras,
8.75%, 12/16/20	1,030	1,146

Hungary (3.7%)
Sovereign (3.7%)
Hungary Government International Bond,
4.00%, 3/25/19	152	158
5.38%, 3/25/24	2,468	2,684
5.75%, 11/22/23	4,080	4,549
6.38%, 3/29/21	1,050	1,201
		8,592
Indonesia (8.7%)
Sovereign (8.7%)
Indonesia Government International Bond,
5.13%, 1/15/45 (d)(g)	1,530	1,348
5.88%, 1/15/24 (d)(g)	1,200	1,273
7.75%, 1/17/38	2,429	2,863
Majapahit Holding BV,
7.75%, 1/20/20	3,950	4,404
Pertamina Persero PT,
4.30%, 5/20/23	4,750	4,352
4.88%, 5/3/22	1,050	1,001
6.45%, 5/30/44 (d)	1,720	1,501
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	3,470	3,505
		20,247
Iraq (0.3%)
Sovereign (0.3%)
Republic of Iraq,
5.80%, 1/15/28	1,100	763

Ivory Coast (1.4%)
Sovereign (1.4%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (d)	830	728
5.75%, 12/31/32	2,920	2,557
		3,285
Jamaica (0.7%)
Sovereign (0.7%)
Jamaica Government International Bond,
7.63%, 7/9/25	780	854
7.88%, 7/28/45	870	872
		1,726
Kazakhstan (3.6%)
Sovereign (3.6%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (d)	1,528	1,310
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (d)	1,390	1,114
Kazakhstan Government International Bond,
5.13%, 7/21/25 (d)	2,100	2,032
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)	1,950	1,436
9.13%, 7/2/18	2,180	2,370
		8,262

Kenya (1.1%)
Sovereign (1.1%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)	2,770	2,524

Lithuania (1.0%)
Sovereign (1.0%)
Lithuania Government International Bond,
6.63%, 2/1/22	1,350	1,634
7.38%, 2/11/20	500	601
		2,235
Mexico (12.4%)
Corporate Bonds (3.8%)
Alfa SAB de CV,
6.88%, 3/25/44	1,340	1,306
Cemex Finance LLC,
9.38%, 10/12/22	2,000	2,137
Elementia SAB de CV,
5.50%, 1/15/25 (d)	740	696
Fermaca Enterprises S de RL de CV,
6.38%, 3/30/38 (d)	2,364	2,246
Nemak SAB de CV,
5.50%, 2/28/23 (d)	1,090	1,074
5.50%, 2/28/23	1,500	1,477
		8,936
Sovereign (8.6%)
Mexico Government International Bond,
3.63%, 3/15/22	2,500	2,529
4.60%, 1/23/46	2,080	1,859
6.05%, 1/11/40	898	987
Petroleos Mexicanos,
4.88%, 1/24/22	1,400	1,390
5.63%, 1/23/46 (d)	2,000	1,635
6.38%, 1/23/45	2,520	2,276
6.50%, 6/2/41	2,600	2,404
6.63%, 6/15/35 – 6/15/38	2,780	2,577
8.00%, 5/3/19	1,750	1,985
8.63%, 12/1/23	1,990	2,371
		20,013
		28,949
Pakistan (0.4%)
Sovereign (0.4%)
Islamic Republic of Pakistan,
8.25%, 9/30/25 (d)	909	934

Panama (2.1%)
Sovereign (2.1%)
Panama Government International Bond,
4.00%, 9/22/24	1,434	1,422
5.20%, 1/30/20	1,560	1,687
7.13%, 1/29/26	1,140	1,419
8.88%, 9/30/27	263	363
		4,891

Paraguay (1.0%)
Sovereign (1.0%)
Republic of Paraguay,
4.63%, 1/25/23 (d)(g)	880	869
6.10%, 8/11/44 (d)	1,420	1,395
		2,264
Peru (2.8%)
Corporate Bonds (1.3%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)(g)	2,080	2,153
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)(g)	960	926
		3,079
Sovereign (1.5%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (d)(e)	1,178	1,160
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (d)	491	457
Peruvian Government International Bond,
6.55%, 3/14/37	1,550	1,786
		3,403
		6,482
Philippines (4.2%)
Sovereign (4.2%)
Philippine Government International Bond,
3.95%, 1/20/40	5,814	5,893
8.38%, 6/17/19	392	483
9.50%, 2/2/30	2,200	3,506
		9,882
Poland (2.0%)
Sovereign (2.0%)
Poland Government International Bond,
3.00%, 3/17/23	3,450	3,452
4.00%, 1/22/24	570	604
5.00%, 3/23/22	470	527
		4,583
Russia (7.0%)
Sovereign (7.0%)
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	15,800	15,841
5.63%, 4/4/42	400	376
		16,217

Serbia (0.9%)
Sovereign (0.9%)
Republic of Serbia,
4.88%, 2/25/20	1,100	1,114
7.25%, 9/28/21	935	1,051
		2,165
South Africa (2.6%)
Corporate Bond (0.4%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	1,045	1,046

Sovereign (2.2%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (d)	3,556	3,352
7.13%, 2/11/25 (d)(g)	1,940	1,834
		5,186
		6,232
Sri Lanka (1.0%)
Sovereign (1.0%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (d)	490	475
5.88%, 7/25/22	1,120	1,086
6.25%, 10/4/20	100	102
6.25%, 10/4/20 (d)	650	660
		2,323
Tunisia (0.5%)
Sovereign (0.5%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (d)	1,210	1,157

Turkey (5.7%)
Sovereign (5.7%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)	2,850	2,908
Turkey Government International Bond,
3.25%, 3/23/23 (g)	3,600	3,213
4.88%, 4/16/43	1,800	1,505
5.63%, 3/30/21	4,350	4,551
6.88%, 3/17/36	1,000	1,084
		13,261
Venezuela (5.1%)
Sovereign (5.1%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	23,320	7,520
8.50%, 11/2/17	1,530	1,025
9.00%, 11/17/21	3,000	1,087
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	449
9.00%, 5/7/23	5,120	1,779
		11,860

Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond,
8.97%, 7/30/27 (d)	720	572
Total Fixed Income Securities (Cost $228,856)		210,251

	No. of Warrants
Warrants (0.2%)
Nigeria (0.2%)
Central Bank of Nigeria, expires 11/15/20 (e)(h)	2,250	299

Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (e)(h)	5,450	52
Total Warrants (Cost $—)		351

	Shares	Value (000)
Short-Term Investments (9.5%)
Securities held as Collateral on Loaned Securities (6.6%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i)	13,393,413	13,393

	Face Amount (000)
Repurchase Agreements (0.8%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $1,122; fully collateralized by a U.S. Government obligation; 3.13% due 8/15/44; valued at $1,145)	$1,122	1,122
BNP Paribas Securities Corp., (0.09%, dated 9/30/15, due 10/1/15; proceeds $802; fully collateralized by various U.S. Government agency securities; 0.00% - 7.25% due 11/5/15 - 10/11/33 and U.S. Government obligations; 0.00% - 1.88% due 10/15/15 - 9/30/17; valued at $818)	802	802
		1,924
Total Securities held as Collateral on Loaned Securities (Cost $15,317)		15,317

	Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (i) (Cost $6,772)	6,772,479	6,772
Total Short-Term Investments (Cost $22,089)		22,089

Total Investments (100.0%) (Cost $250,945) Including $17,682 of Securities Loaned (j)(k)	232,691
Liabilities in Excess of Other Assets	(14,477)
Net Assets	$218,214

(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.
(c)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2015.
(f)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2015.

(g)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $17,682,000 and $18,012,000, respectively. The Fund received cash collateral of approximately $16,351,000, of which approximately $15,317,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2015, there was uninvested cash collateral of approximately $1,034,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,661,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(h)	Security has been deemed illiquid at September 30, 2015.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Fund’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with an open futures contract.
(k)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,655,000 and the aggregate gross unrealized depreciation is approximately $23,909,000 resulting in net unrealized depreciation of approximately $18,254,000.

Futures Contract:
The Fund had the following futures contract open at September 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
U.S. Treasury 10 yr. Note	95	$(12,230)	Dec-15	$(131)

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	86.3%
Corporate Bonds	10.4
Other**	3.3
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open short futures contract with an underlying face amount of approximately $12,230,000 with unrealized depreciation of approximately $131,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2015 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$22,551	$—	$22,551
Sovereign	—	187,700	—	187,700
Total Fixed Income Securities	—	210,251	—	210,251
Warrants	—	351	—	351
Short-Term Investments
Investment Company	20,165	—	—	20,165
Repurchase Agreements	—	1,924	—	1,924
Total Short-Term Investments	20,165	1,924	—	22,089
Total Assets	20,165	212,526	—	232,691
Liabilities:
Futures Contract	(131)	—	—	(131)
Total	$20,034	$212,526	$—	$232,560

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015